Expense Example - FidelityLimitedTermMunicipalIncomeFund-RetailPRO - FidelityLimitedTermMunicipalIncomeFund-RetailPRO - Fidelity Limited Term Municipal Income Fund	Mar. 01, 2025 USD ($)
Expense Example:
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381